CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 25,575	$ 53,186
Restricted cash	9	24,362
Accounts receivable, less allowance for doubtful accounts of $14,076 and $8,495 at December 31, 2018 and December 31, 2017, respectively	331,295	317,808
Prepaid expenses	31,021	28,395
Other current assets	20,712	20,157
Total current assets	408,612	443,908
Computer hardware and other property, net	20,641	23,010
Identifiable intangible assets, net	1,958,520	2,160,087
Goodwill	1,282,919	1,311,253
Other non-current assets	26,556	60,029
Deferred income taxes	12,426	6,824
Total assets	3,709,674	4,005,111
Current liabilities:
Accounts payable	38,418	60,758
Accrued expenses and other current liabilities	153,849	193,710
Current portion of deferred revenues	391,102	361,260
Short-term debt, including current portion of long-term debt	60,345	45,345
Total current liabilities	643,714	661,073
Long-term debt	1,930,177	1,967,735
Non-current portion of deferred revenues	17,112	15,796
Other non-current liabilities	24,838	22,609
Deferred income taxes	43,226	51,792
Total liabilities	2,659,067	2,719,005
Commitments and Contingencies (Note 19)
Shareholders' equity:
Share capital, $0.01 par value, 2,000,000 shares authorized at December 31, 2018 and December 31, 2017, 1,646,223 and 1,644,720 shares issued and outstanding at December 31, 2018 and December 31, 2017, respectively	16	16
Additional paid-in capital	1,677,494	1,662,205
Accumulated other comprehensive income	5,358	13,984
Accumulated deficit	(632,261)	(390,099)
Total shareholders' equity	1,050,607	1,286,106
Total Liabilities and Shareholders' Equity	$ 3,709,674	$ 4,005,111